ACCRUED PAYROLL AND RELATED LIABILITIES	12 Months Ended
Dec. 31, 2010
ACCRUED PAYROLL AND RELATED LIABILITIES
ACCRUED PAYROLL AND RELATED LIABILITIES

NOTE 10. ACCRUED PAYROLL AND RELATED LIABILITIES

          Accrued payroll and related liabilities at each respective period consisted of the following:

	December 31, 2010	December 31, 2009
	(in thousands)
Accrued payroll	$20,250	$17,255
Accrued taxes and benefits	5,406	5,022

Total	$25,656	$22,277